Fair Value Measurements (Narrative) (Details) gal in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($)	Dec. 31, 2016 USD ($) Contract $ / gal gal	Dec. 31, 2015 USD ($) Contract	Dec. 31, 2014 USD ($)
Derivatives Fair Value [Line Items]
Derivative underlying hedge percent		80.00%
Derivative, Nonmonetary Notional Amount, Volume | gal		7.6
Fair value hedge assets		$ 2,293,000
Fair value hedge liabilities			$ 4,388,000
Reclassification of derivative gains to earnings-net of tax		(30,000)		$ 332,000
Impairment of goodwill		0	$ 2,750,000
7.375% Senior Notes Due In 2019 [Member]
Derivatives Fair Value [Line Items]
Debt instrument, face amount		$ 275,000,000
Stated interest rate		7.375%
Maturity date		Feb. 01, 2019
7.375% Senior Notes Due In 2019 [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives Fair Value [Line Items]
Fair value of debt		$ 272,250,000
Terra Contracting Services [Member]
Derivatives Fair Value [Line Items]
Impairment of goodwill	$ 2,750,000
Minimum [Member]
Derivatives Fair Value [Line Items]
Fixed price range | $ / gal		1.25
Maximum [Member]
Derivatives Fair Value [Line Items]
Fixed price range | $ / gal		1.69
Foreign Exchange Contract [Member]
Derivatives Fair Value [Line Items]
Number of outstanding contracts | Contract		0	0